SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Concentration of risk
Summary of nonrecurring fair value measurements for each class of assets

	Fair Value Measurement at December 31, 2011
		Quoted Prices in Active	Significance	Significant
	December 31,	Markets for Identical	Other Observable	Unobservable Inputs (Level	Total
	2011	Assets (Level 1)	Inputs (Level 2)	3)	losses
Nonrecurring fair value measurements
Property, equipment and software	14,266	—	—	14,266	(1,743)
Intangible assets	—	—	—	—	(2,674)
Goodwill	—	—	—	—	(2,182)

	Fair Value Measurement at December 31, 2012
		Quoted Prices in
		Active	Significance	Significant
	December	Markets for	Other	Unobservable
	31,	Identical	Observable	Inputs (Level	Total
	2012	Assets (Level 1)	Inputs (Level 2)	3)	losses
Nonrecurring fair value measurements
Investment in unconsolidated affiliates, at cost (Vimicro Qingdao and Visiondigi)	—	—	—	—	(1,448)

Schedule of estimated useful lives

The Company does not take into consideration of the estimated residual values from January 1, 2010. The estimated useful lives are as follows:

Estimated useful lives

Equipment and office furniture	5 years
Mask and tooling	2 years
Motor vehicles	5 years
Purchased software	3 to 5 years
Leasehold improvements	Shorter of the lease term or the estimated useful lives

Schedule of changes of goodwill
	As of December 31
	2011	2012
Balance as of January 1	2,082	—
Impairment losses	(2,182)	—
Foreign currency translation adjustment	100	—
Balance as of December 31	—	—

Schedule of intangible assets useful lives from date of acquisition
Core technology	15.3 years
Trade name	1.3 years
Purchased software	5 years

Schedule of changes of intangible assets

	As of December 31, 2011
	Cost	Accumulated amortization	Impairment	Net
Core technology	2,437	(403)	(2,034)	—
Trade name	884	(884)	—	—
Software	1,190	(550)	(640)	—
	4,511	(1,837)	(2,674)	—

	As of December 31, 2012
	Cost	Accumulated amortization	Impairment	Net
Core technology	2,443	(371)	(2,072)	—
Trade name	886	(886)	—	—
	3,329	(1,257)	(2,072)	—

Summary of computation of basic and diluted (loss)/income attributable to ordinary shareholders

	Year ended December 31
	2010	2011	2012
Numerator:
(Loss)/income from continuing operations attributable to Vimicro International Corporation	(102)	(13,264)	1,383
Loss from discontinued operations attributable to Vimicro International Corporation	(18,542)	(14,936)	(2,002)
Net loss attributable to Vimicro International Corporation	(18,644)	(28,200)	(619)

Denominator (in number of shares):
Weighted-average ordinary shares outstanding - basic	147,815,985	145,123,889	123,253,931
Dilutive effect of stock options and restricted shares	—	—	4,370,516
Weighted-average number of ordinary shares outstanding—diluted	147,815,985	145,123,889	127,624,447

(Loss)/income per share - basic
Continuing operations	(0.00)	(0.09)	0.01
Discontinued operations	(0.13)	(0.10)	(0.02)
Total loss per share - basic	(0.13)	(0.19)	(0.01)
(Loss)/income per share - diluted
Continuing operations	(0.00)	(0.09)	0.01
Discontinued operations	(0.13)	(0.10)	(0.02)
Total loss per share - diluted	(0.13)	(0.19)	(0.01)

Customer concentration risk | Revenue
Concentration of risk
Summary of customers who accounted for more than 10% of the total revenue or accounts receivables
	Years ended December 31
	2010	2011	2012
Customer B	13%	11%	7%
Customer I	17%	4%	0%
Customer P	18%	56%	63%
Customer S	5%	13%	11%
Customer R	17%	2%	0%

Concentration of credit risk | Accounts Receivable
Concentration of risk
Summary of customers who accounted for more than 10% of the total revenue or accounts receivables
	As of December 31
	2011	2012
Customer P	20%	25%
Customer S	53%	49%